Financial Statement Schedule I - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements
Net revenues	$ 7,613,626	$ 7,468,610	$ 5,277,169
Cost of revenues	6,333,643	6,205,474	4,367,857
Gross profit	1,279,983	1,263,136	909,312
Operating expenses:
General and administrative expenses	440,488	342,129	308,942
Research and development expenses	100,844	69,822	58,407
Other operating income, net	(84,339)	(63,802)	(47,068)
Total operating expenses	826,663	907,075	718,931
Loss from operations	453,320	356,061	190,381
Other income (expenses):
Interest expense	(114,099)	(74,266)	(58,153)
Interest income	51,621	40,615	11,051
Gain (loss) on change in fair value of derivatives, net	(27,504)	(44,489)	23,785
Foreign exchange gain (loss), net	30,555	77,689	(47,234)
Investment (loss) gain	14,632	858	18,634
Other income (expenses), net:	(44,795)	407	(51,917)
Income (loss) before income taxes and equity in earnings of subsidiaries	408,525	356,468	138,464
Income tax benefit (expense)	(59,501)	(73,353)	(35,844)
Net income attributable to Canadian Solar Inc.	274,187	239,968	95,248
Reportable legal entities | Parent Company
Condensed Financial Statements
Net revenues			341
Gross profit			341
Operating expenses:
Selling and distribution expenses	263	890	766
General and administrative expenses	39,838	11,261	9,177
Research and development expenses	97	155	182
Other operating income, net			(282)
Total operating expenses	40,198	12,306	9,843
Loss from operations	(40,198)	(12,306)	(9,502)
Other income (expenses):
Interest expense	(18,720)	(23,229)	(19,677)
Interest income	22,862	20,563	20,249
Gain (loss) on change in fair value of derivatives, net	(1,535)	(844)	4,043
Foreign exchange gain (loss), net	(772)	616	(3,674)
Other income (expenses), net:	1,835	(2,894)	941
Income (loss) before income taxes and equity in earnings of subsidiaries	(38,363)	(15,200)	(8,561)
Income tax benefit (expense)	(6,775)	8,786	2,424
Equity in earnings of subsidiaries	319,325	246,382	101,385
Net income attributable to Canadian Solar Inc.	$ 274,187	$ 239,968	$ 95,248